CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Capital Stock And Additional Paid-in-capital Details Narrative
Restricted shares of common stock issues, in shares		1,600,000
Restricted shares of common stock issues		$ 284,000